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March 14, 2013

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variflex Separate Account
1940 Act Registration Number: 811-03957
1933 Act Registration Numbers: 002-89328 and 333-36529
CIK: 0000740583
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variflex Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 28, 2013
American Century Variable Portfolios, Inc.	0000814680	February 22, 2013
Dreyfus Investment Portfolios	0001056707	February 14, 2013
Dreyfus Variable Investment Fund	0000813383	February 14, 2013
Legg Mason Partners Variable Equity Trust	0001176343	February 26, 2013 February 27, 2013
MFS® Variable Insurance Trust	0000918571	February 28, 2013
Neuberger Berman Advisers Management Trust	0000736913	February 19, 2013
Oppenheimer Variable Account Funds	0000752737	February 27, 2013
PIMCO Variable Insurance Trust	0001047304	March 1, 2013
Royce Capital Fund	0001006387	February 26, 2013
Rydex Variable Trust	0001064046	March 11, 2013
SBL Fund	0000217087	March 11, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001